Accrued Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Accrued Liabilities [Abstract]
Accrued payroll and related items		$ 9,459	$ 5,267
Customer returns and allowances		5,259	6,160
Taxes payable		4,326	705
Lease liabilities	[1]	3,228	2,218
Accrued interest		2,096	1,909
Other		10,857	10,261
Total accrued liabilities		$ 35,225	$ 26,520

[1]	Reported within accrued liabilities on the balance sheet